Financial Risk Management - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	R$ 182,088
Ending balance	(1,272,144)	R$ 182,088
Payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(167,591)	(68,976)
Cash flow and dividends provision	49,784	(98,412)
Amortization cost		(203)
Ending balance	(117,807)	(167,591)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(106,199)	(102,891)
Cash flow and dividends provision	21,790	19,652
Addition and finance expenses accrual	(823)	(21,949)
Other changes	(312)	(1,011)
Ending balance	(85,544)	(106,199)
Cash and cash equivalents
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	83,449	3,896
Cash flow and dividends provision	15,999	76,735
Fair value adjustment	3,121	468
Foreign exchange adjustments	0	2,350
Ending balance	102,569	83,449
Financial instruments at fair value through profit or loss
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,253	85,944
Cash flow and dividends provision	1,340,393	(78,959)
Fair value adjustment	24,280	1,278
Ending balance	R$ 1,372,926	R$ 8,253